Lease Liability (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Cost Components of The Operating Lease
The cost components of the operating lease were as follows for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Lease Cost
Operating lease expense	$65,739	$64,996
Variable lease expense	71,147	68,584
Lease term and Discount Rate
Weighted average remaining lease term (years)	0.92	0.92
Weighted average discount rate	9.02%	14.00%

Summary of Future Minimum Lease Payments
The Company’s future minimum lease payments as of December 31, 2024 are as follows:

Year ending December 31:
2025	74,490

Total undiscounted future minimum lease payments	$74,490
Less: imputed interest	(2,631)

Present value of lease liabilities at December 31, 2024	$71,859

Summary of Lease Liability Balance	The lease liability balance is comprised as follows:

	December 31, 2024	December 31, 2023
Current portion	$71,859	$53,316
Non-current portion	—	—

	$71,859	$53,316